Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
OCI or (OCL) before reclassifications	$ 23,021	$ (75,818)	$ 141,220
Amounts reclassified from AOCL or AOCI	(9,034)	(3,618)	22,080
Other		922
Other comprehensive income (loss)	13,987	(78,514)	163,300
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balances	(331,276)	(240,099)	(383,257)
OCI or (OCL) before reclassifications	24,824	(91,177)	126,333
Amounts reclassified from AOCL or AOCI	0	0	16,825
Other		0
Other comprehensive income (loss)	24,824	(91,177)	143,158
Ending balances	(306,452)	(331,276)	(240,099)
Derivative Instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balances	18,089	6,930	(2,289)
OCI or (OCL) before reclassifications	0	14,498	5,122
Amounts reclassified from AOCL or AOCI	(9,523)	(4,261)	4,097
Other		922
Other comprehensive income (loss)	(9,523)	11,159	9,219
Ending balances	8,566	18,089	6,930
Pension Plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balances	296	(1,208)	(12,131)
OCI or (OCL) before reclassifications	(1,803)	861	9,765
Amounts reclassified from AOCL or AOCI	489	643	1,158
Other		0
Other comprehensive income (loss)	(1,314)	1,504	10,923
Ending balances	(1,018)	296	(1,208)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balances	(312,891)	(234,377)	(397,677)
Ending balances	$ (298,904)	$ (312,891)	$ (234,377)